Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of Risk Management [Line Items]
Percentage of total mortgage portfolio	17.00%	17.00%	19.00%
Loaned securities included in invested assets	CAD 17,997,000,000		CAD 26,809,000,000
Reverse repurchase transactions recorded as short-term receivables	230,000,000		250,000,000
Repurchase transactions recorded as payables	CAD 228,000,000		255,000,000
Term of credit default swaps	5 years	5 years
Credit protection purchased	CAD 0		0
Mitigated exposure to credit risk	10,138,000,000		12,781,000,000
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	6,760,000,000		12,031,000,000
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	95,000,000		190,000,000
Maximum credit exposure related to derivatives	16,204,000,000		24,603,000,000
Reinsurance assets	CAD 30,359,000,000		CAD 34,952,000,000
Percentage ceded to reinsurers	92.00%		92.00%
Exposure to credit risk	CAD 13,855,000,000		CAD 16,600,000,000
Net exposure after offsetting agreements and benefit of fair value of collateral held	16,504,000,000		18,352,000,000
Bottom of range [Member]
Disclosure of Risk Management [Line Items]
Global retention limit | $		$ 30
Top of range [Member]
Disclosure of Risk Management [Line Items]
Global retention limit | $		$ 35
Derivatives [Member]
Disclosure of Risk Management [Line Items]
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	2,629,000,000		3,891,000,000
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	CAD 0		CAD 0
AA Credit Grades or Higher [Member]
Disclosure of Risk Management [Line Items]
Derivative exposure with counterparties, percentage	20.00%	20.00%	22.00%
Securities lending [Member]
Disclosure of Risk Management [Line Items]
Loaned securities included in invested assets	CAD 1,563,000,000		CAD 1,956,000,000